Segmented information - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Operating Segments [Abstract]
Segment information	Cameco now has two reportable segments: uranium and fuel services. Cameco's reportable segments are strategic business units with different products, processes and marketing strategies.
Care and maintenance	$ 212,511,000	$ 38,311,000
Severance costs	$ 32,111,000	$ 1,200,000